Supplementary Information - Condensed Consolidating Statement of Cash Flows (Detail) - USD ($) $ in Thousands	3 Months Ended			6 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Mar. 31, 2021	Sep. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Cash Flows from Operating Activities:
Net loss	$ (844,262)		$ (999,460)			$ (3,828,967)	$ (2,665,537)	$ (3,833,857)	$ (3,774,887)	$ (1,927,419)
Adjustments to Reconcile Net Income (Loss) to Cash Provided by (Used in) Operating Activities [Abstract]
Depreciation and amortization	170,816		197,964			535,157	588,120	779,368	589,914	313,514
Impairment of property and equipment		$ 300,000					3,541	3,066	63,128	29,572
Impairment/(gain on sale) of goodwill, intangibles and other assets	87,541		253,625			629,126	809,584	1,355,921	335,006
Non-cash transaction with principal shareholder						428,289			185,000
Loss on extinguishment of debt	0		1,041			0	77,336	77,336
Stock-based compensation expense						164,023	55,865	62,776	358,969	69,400
Cash paid to settle employee stock awards							(3,141)	(3,141)		(13,939)
Issuance of stock for services rendered						(2,272)	14,995	7,893	20,367	18,957
Non-cash interest expense						157,787	119,603	172,112	14,917	127,716
Provision for allowance for doubtful accounts						20,033	53,549	67,482	22,221	6,722
Income (loss) from equity method and other investments	(5,096)		(2,526)			19,414	44,585	44,788	32,206	12,638
Distribution of income from equity method and other investments						3,210		4,191
Foreign currency gain (loss)						140,784	37,936	(149,196)	(30,915)	80,587
Change in fair value of financial instruments						343,360	(805,863)	(819,647)	(239,145)
Contingent consideration fair market value adjustment							(122)	(122)	(60,667)	76,439
Changes in operating assets and liabilities:
Operating lease right-of-use assets						1,161,406	646,995	1,024,709	(5,850,744)
Current and long-term lease obligations						(1,252,360)	724,205	502,025	7,672,358
Accounts receivable and accrued revenue						(10,624)	(46,425)	(32,749)	(175,262)	(69,403)
Other assets						(37,506)	(48,651)	(28,148)	(126,870)	(211,690)
Accounts payable and accrued expenses						32,961	(92,228)	(164,190)	390,609	147,627
Deferred revenue						(38,279)	61,489	32,803	90,445	54,782
Other liabilities						(6,377)	6,349	39,731	38,840	1,618
Deferred income taxes						1,720	119	(159)	(3,734)	(10,112)
Net cash provided by (used in) operating activities						(1,539,115)	(417,696)	(857,008)	(448,244)	(176,729)
Cash Flows from Investing Activities
Purchases of property and equipment						(202,589)	(1,252,833)	(1,441,232)	(3,488,086)	(2,055,020)
Capitalized software						(29,433)	(18,538)	(22,614)	(40,735)	(8,891)
Change in security deposits with landlords						3,778	(3,094)	526	(140,071)
Proceeds from asset divestitures and sale of investments, net of cash divested						10,832	1,170,766	1,172,860	16,599	2,202
Contributions to investments				$ (26,700)	$ (93,400)	(26,704)	(93,357)	(99,146)	(80,674)	(121,626)
Loans to employees and related parties									(5,580)	(1,859)
Cash used for acquisitions, net of cash acquired									(1,036,973)	(204,141)
Deconsolidation of cash of ChinaCo, net of cash received								(54,481)
Net cash provided by (used in) investing activities						(244,116)	(197,056)	(444,087)	(4,775,520)	(2,475,798)
Cash Flows from Financing Activities:
Principal payments for property and equipment acquired under finance leases						(3,397)	(2,959)	(4,021)	(3,590)	(1,869)
Proceeds from issuance of debt							34,309	34,309	662,395	768,795
Proceeds from issuance of convertible related party liabilities									4,000,000	1,000,000
Proceeds from unsecured related party debt						1,000,000	600,000	1,200,000
Repayments of debt						(349,011)	(813,140)	(813,140)	(3,088)	(1,085)
Bond repurchase									(32,352)
Debt and equity issuance costs							(11,578)	(12,039)	(71,075)	(23,227)
Repayment of security deposit loan						(7,942)
Proceeds from exercise of stock options and warrants						2,417	149	212	38,823	3,505
Proceeds from issuance of noncontrolling interests						30,000	100,628	100,628	538,934	747,907
Distributions to noncontrolling interests							(317,611)	(319,860)	(40,000)
Payments for contingent consideration and holdback of acquisition proceeds						(2,523)	(35,706)	(39,701)	(38,280)	(14,436)
Proceeds relating to contingent consideration and holdbacks of disposition proceeds						12,177		613
Additions to members' service retainers						330,358	305,432	382,184	703,265	359,634
Refunds of members' service retainers						(291,828)	(455,530)	(575,999)	(497,761)	(153,203)
Net cash provided by (used in) financing activities						1,418,956	(596,006)	(46,814)	5,257,271	2,658,469
Effects of exchange rate changes on cash, cash equivalents and restricted cash						(1,359)	(4,301)	1,374	3,239	(13,119)
Net decrease in cash						(365,634)	(1,215,059)	(1,346,535)	36,746	(7,177)
Cash, cash equivalents and restricted cash—Beginning of period		854,153		854,153	2,200,688	854,153	2,200,688	2,200,688	2,163,942	2,171,119
Cash, cash equivalents and restricted cash—End of period	488,519		985,629			488,519	985,629	854,153	2,200,688	2,163,942
Operating Segments [Member]
Cash Flows from Financing Activities:
Proceeds from issuance of debt						698,705
Intersegment Eliminations [Member]
Cash Flows from Operating Activities:
Net loss	1,619,596		1,915,057			6,758,399	5,635,553	7,951,501	6,092,692
Adjustments to Reconcile Net Income (Loss) to Cash Provided by (Used in) Operating Activities [Abstract]
Equity income (loss) from consolidated subsidiaries	(1,619,596)		(1,915,057)			(6,758,399)	(5,635,553)	(7,951,501)	(6,092,692)
Subsidiaries [Member]
Cash Flows from Operating Activities:
Net loss	(851,660)		(1,018,324)			(3,483,951)	(3,520,008)
Adjustments to Reconcile Net Income (Loss) to Cash Provided by (Used in) Operating Activities [Abstract]
Depreciation and amortization	170,816		197,964			535,157	588,120
Impairment of property and equipment							3,541
Impairment/(gain on sale) of goodwill, intangibles and other assets	87,541		260,451			629,126	862,524
Non-cash transaction with principal shareholder						428,289
Loss on extinguishment of debt			1,041				77,336
Stock-based compensation expense						164,023	55,865
Cash paid to settle employee stock awards							(3,141)
Issuance of stock for services rendered						(2,272)	14,995
Non-cash interest expense						157,787	119,603
Provision for allowance for doubtful accounts						20,033	53,549
Income (loss) from equity method and other investments	(5,096)		(2,526)			19,414	44,585
Distribution of income from equity method and other investments						3,210
Foreign currency gain (loss)						140,784	37,931
Contingent consideration fair market value adjustment							(122)
Changes in operating assets and liabilities:
Operating lease right-of-use assets						1,161,406	646,995
Current and long-term lease obligations						(1,252,360)	724,205
Accounts receivable and accrued revenue						(10,624)	(46,425)
Other assets						(38,736)	(48,651)
Accounts payable and accrued expenses						43,530	(46,834)
Deferred revenue						(38,279)	61,489
Other liabilities						(9,216)	6,468
Deferred income taxes						1,720
Advances to/from consolidated subsidiaries						(7,232)	(49,841)
Net cash provided by (used in) operating activities						(1,538,191)	(417,816)
Cash Flows from Investing Activities
Purchases of property and equipment						(202,589)	(1,252,833)
Capitalized software						(29,433)	(18,538)
Change in security deposits with landlords						3,778	(3,094)
Proceeds from asset divestitures and sale of investments, net of cash divested						10,832	1,047,444
Sale/distribution of acquisitions among consolidated subsidiaries							123,322
Contributions to investments						(26,704)	(93,357)
Net cash provided by (used in) investing activities						(244,116)	(197,056)
Cash Flows from Financing Activities:
Principal payments for property and equipment acquired under finance leases						(3,397)	(2,959)
Proceeds from issuance of debt							34,309
Proceeds from unsecured related party debt						1,000,000	600,000
Repayments of debt						(349,011)	(813,140)
Debt and equity issuance costs							(11,578)
Repayment of security deposit loan						(7,942)
Proceeds from exercise of stock options and warrants						1,104	149
Proceeds from issuance of noncontrolling interests						30,000	100,628
Distributions to noncontrolling interests							(317,611)
Payments for contingent consideration and holdback of acquisition proceeds						(2,523)	(35,706)
Proceeds relating to contingent consideration and holdbacks of disposition proceeds						12,177
Additions to members' service retainers						330,358	305,432
Refunds of members' service retainers						(291,828)	(455,530)
Net cash provided by (used in) financing activities						1,417,643	(596,006)
Effects of exchange rate changes on cash, cash equivalents and restricted cash						(1,359)	(4,301)
Net decrease in cash						(366,023)	(1,215,179)
Cash, cash equivalents and restricted cash—Beginning of period		854,149		854,149	2,200,687	854,149	2,200,687	2,200,687
Cash, cash equivalents and restricted cash—End of period	488,126		985,508			488,126	985,508	854,149	2,200,687
Subsidiaries [Member] | Operating Segments [Member]
Cash Flows from Operating Activities:
Net loss								(4,706,892)	(3,556,495)
Adjustments to Reconcile Net Income (Loss) to Cash Provided by (Used in) Operating Activities [Abstract]
Depreciation and amortization								779,368	589,914
Impairment of property and equipment								3,066	63,128
Impairment/(gain on sale) of goodwill, intangibles and other assets								1,409,234	335,006
Non-cash transaction with principal shareholder									185,000
Loss on extinguishment of debt								77,336
Stock-based compensation expense								62,776	358,969
Cash paid to settle employee stock awards								(3,141)
Issuance of stock for services rendered								7,893	20,367
Non-cash interest expense								172,112	14,917
Provision for allowance for doubtful accounts								67,482	22,221
Income (loss) from equity method and other investments								44,788	32,206
Distribution of income from equity method and other investments								4,191
Foreign currency gain (loss)								(149,204)	(30,915)
Change in fair value of financial instruments									(456,611)
Contingent consideration fair market value adjustment								(122)	(60,667)
Changes in operating assets and liabilities:
Operating lease right-of-use assets								1,024,709	(5,850,744)
Current and long-term lease obligations								502,025	7,672,358
Accounts receivable and accrued revenue								(32,749)	(175,262)
Other assets								(28,148)	(126,870)
Accounts payable and accrued expenses								(99,360)	300,609
Deferred revenue								32,803	90,445
Other liabilities								39,731	(84,569)
Deferred income taxes								282	(4,175)
Advances to/from consolidated subsidiaries								(65,191)	212,923
Net cash provided by (used in) operating activities								(857,011)	(448,245)
Cash Flows from Investing Activities
Purchases of property and equipment								(1,441,232)	(3,488,086)
Capitalized software								(22,614)	(40,735)
Change in security deposits with landlords								526	(140,071)
Proceeds from asset divestitures and sale of investments, net of cash divested								1,047,321	16,599
Sale/distribution of acquisitions among consolidated subsidiaries								125,539
Contributions to investments								(99,146)	(80,674)
Loans to employees and related parties									(5,580)
Cash used for acquisitions, net of cash acquired									(992,980)
Deconsolidation of cash of ChinaCo, net of cash received								(54,481)
Sale of acquisitions to consolidated subsidiaries									(43,993)
Net cash provided by (used in) investing activities								(444,087)	(4,775,520)
Cash Flows from Financing Activities:
Principal payments for property and equipment acquired under finance leases								(4,021)	(3,590)
Proceeds from issuance of debt						698,705		34,309	662,395
Proceeds from issuance of convertible related party liabilities									2,500,000
Advances to/from consolidated subsidiaries									1,500,000
Proceeds from unsecured related party debt								1,200,000
Repayments of debt								(813,140)	(3,088)
Bond repurchase									(32,352)
Debt and equity issuance costs								(12,039)	(71,075)
Proceeds from exercise of stock options and warrants								212	38,823
Proceeds from issuance of noncontrolling interests								100,628	538,934
Distributions to noncontrolling interests								(319,860)	(40,000)
Payments for contingent consideration and holdback of acquisition proceeds								(39,701)	(38,280)
Proceeds relating to contingent consideration and holdbacks of disposition proceeds								613
Additions to members' service retainers								382,184	703,265
Refunds of members' service retainers								(575,999)	(497,761)
Net cash provided by (used in) financing activities								(46,814)	5,257,271
Effects of exchange rate changes on cash, cash equivalents and restricted cash								1,374	3,239
Net decrease in cash								(1,346,538)	36,745
Cash, cash equivalents and restricted cash—Beginning of period		854,149		854,149	2,200,687	854,149	2,200,687	2,200,687	2,163,942
Cash, cash equivalents and restricted cash—End of period								854,149	2,200,687	$ 2,163,942
Adjustment of Standalone [Member]
Cash Flows from Operating Activities:
Net loss	(802,400)		(941,263)			(3,723,600)	(1,988,961)
Adjustments to Reconcile Net Income (Loss) to Cash Provided by (Used in) Operating Activities [Abstract]
Equity income (loss) from consolidated subsidiaries	809,798		954,930			3,379,815	2,792,121
Foreign currency gain (loss)							5
Change in fair value of financial instruments						343,360	(805,863)
Changes in operating assets and liabilities:
Accounts payable and accrued expenses						(10,564)	(47,014)
Other liabilities						2,839	6,468
Advances to/from consolidated subsidiaries						7,226	49,832
Net cash provided by (used in) operating activities						(924)	120
Cash Flows from Financing Activities:
Proceeds from exercise of stock options and warrants						1,313
Net cash provided by (used in) financing activities						1,313
Net decrease in cash						389	120
Cash, cash equivalents and restricted cash—Beginning of period		4		4	1	4	1	1
Cash, cash equivalents and restricted cash—End of period	393		121			393	121	4	1
Adjustment of Standalone [Member] | Operating Segments [Member]
Cash Flows from Operating Activities:
Net loss								(3,129,358)	(3,264,738)
Adjustments to Reconcile Net Income (Loss) to Cash Provided by (Used in) Operating Activities [Abstract]
Equity income (loss) from consolidated subsidiaries								3,949,108	3,046,346
Foreign currency gain (loss)								8
Change in fair value of financial instruments								(819,647)	217,466
Changes in operating assets and liabilities:
Accounts payable and accrued expenses								(64,832)	90,000
Other liabilities									123,409
Deferred income taxes								(441)	441
Advances to/from consolidated subsidiaries								65,165	(212,923)
Net cash provided by (used in) operating activities								3	1
Cash Flows from Investing Activities
Cash used for acquisitions, net of cash acquired									(43,993)
Sale of acquisitions to consolidated subsidiaries									43,993
Cash Flows from Financing Activities:
Proceeds from issuance of convertible related party liabilities									1,500,000
Advances to/from consolidated subsidiaries									(1,500,000)
Net decrease in cash								3	1
Cash, cash equivalents and restricted cash—Beginning of period		$ 4		$ 4	$ 1	4	1	1
Cash, cash equivalents and restricted cash—End of period								4	1
Adjustment of Other Subsidiaries [Member]
Cash Flows from Operating Activities:
Net loss	(809,798)		(954,930)			(3,379,815)	(2,792,121)
Adjustments to Reconcile Net Income (Loss) to Cash Provided by (Used in) Operating Activities [Abstract]
Impairment/(gain on sale) of goodwill, intangibles and other assets			(6,826)				(52,940)
Equity income (loss) from consolidated subsidiaries	$ 809,798		$ 960,127			3,378,584	2,843,432
Changes in operating assets and liabilities:
Other assets						1,230
Accounts payable and accrued expenses						(5)	1,620
Advances to/from consolidated subsidiaries						$ 6	9
Cash Flows from Investing Activities
Proceeds from asset divestitures and sale of investments, net of cash divested							123,322
Sale/distribution of acquisitions among consolidated subsidiaries							$ (123,322)
Adjustment of Other Subsidiaries [Member] | Operating Segments [Member]
Cash Flows from Operating Activities:
Net loss								(3,949,108)	(3,046,346)
Adjustments to Reconcile Net Income (Loss) to Cash Provided by (Used in) Operating Activities [Abstract]
Impairment/(gain on sale) of goodwill, intangibles and other assets								(53,313)
Equity income (loss) from consolidated subsidiaries								4,002,393	$ 3,046,346
Changes in operating assets and liabilities:
Accounts payable and accrued expenses								2
Advances to/from consolidated subsidiaries								26
Cash Flows from Investing Activities
Proceeds from asset divestitures and sale of investments, net of cash divested								125,539
Sale/distribution of acquisitions among consolidated subsidiaries								$ (125,539)